Annual Principal Payments on Federal Home Loan Bank Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
2015	$ 185
2016	6,163
2017	20,124
2018	115
2019	44
Thereafter	88
Federal home loan bank, advances	$ 26,719	$ 26,991